Stockholders' Equity (Details) - Equity Purchase Option [Member]	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Number of EPO shares - beginning balance | shares
Number of EPO shares - granted | shares	600,000
Number of EPO shares - exercised | shares
Number of EPO shares - expired | shares
Number of EPO shares - forfeited | shares
Number of EPO shares - ending balance | shares	600,000
Number of EPO shares - exercisable | shares	600,000
Weighted average price per share EPO - beginning balance | $ / shares
Weighted average price per share EPO - granted | $ / shares	11.50
Weighted average price per share EPO - Exercised | $ / shares
Weighted average price per share EPO - Expired | $ / shares
Weighted average price per share EPO - Forfeited | $ / shares
Weighted average price per share EPO - ending balance | $ / shares	11.50
Weighted average price per share EPO - exercisable | $ / shares	$ 11.50
Weighted average remaining term years EPO outstanding	2 years 9 months 18 days
Weighted average remaining term years EPO exercisable	2 years 9 months 18 days
Intrinsic value outstanding EPO | $
Intrinsic value exercisable EPO | $